Fees to auditors appointed at the Annual General Meeting (Tables)	12 Months Ended
Dec. 31, 2019
Fees to auditors appointed at the Annual General Meeting
Summary of fees to auditors appointed at the Annual General Meeting

DKK thousand	2019	2018	2017
Audit	1,847	1,661	1,199
Audit-related services and other assurance engagements	1,731	718	2,418
Tax advice	0	106	114
Other	12	0	196
Total fees	3,590	2,485	3,927